Long-Term Prepayments and Other Non-Current Assets (Details) - Schedule of long-term prepayments and other non-current assets - USD ($)		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Long Term Prepayments And Other Non Current Assets Abstract
Deposits paid for lease assets		$ 372,501	$ 386,991
Deposits paid for land	[1]		1,547,964
Total		$ 372,501	$ 1,934,955

[1]	In 2019, E-Home Pingtan entered into an agreement with an unaffiliated company to purchase the right of use for land of 126 acers for RMB 80,000,000. The Company prepaid $1,547,964 (RMB 10,000,000) to the individual as of June 30, 2021. The agreement was terminated in 2022 and E-Home Pingtan received the deposit from the unaffiliated company.